Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Statement of compliance

Statement of compliance

The consolidated financial statements of the Partnership have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

The consolidated financial statements are expressed in U.S. Dollars (“USD”), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership’s most significant assets and liabilities are paid for and settled in USD.

As of December 31, 2023, the Partnership’s current assets totaled $60,244 while current liabilities totaled $80,349, resulting in a negative working capital position of $20,105. Current liabilities include an amount of $28,469 of unearned revenue in relation to vessel hires received in advance (which represents a non-cash liability that will be recognized as revenues after December 31, 2023 as the services are rendered). In considering going concern, management has reviewed the Partnership’s future cash requirements and earnings projections.

On March 7, 2024, the Partnership’s board of directors authorized the consolidated financial statements for issuance and filing.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated from the date of their incorporation by GasLog, as they were under the common control of GasLog. All intra-group transactions and balances are eliminated on consolidation.

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

Revenues comprise revenues from time charters for the charter hire of the Partnership’s vessels earned during the period in accordance with existing contracts.

A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period. When a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the reporting date relating to services to be rendered after the reporting date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

Under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. Each component is accounted for in accordance with the applicable accounting standard. The revenue in relation to the lease component of the agreements is accounted for under IFRS 16 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs are accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the service.

Time charter hires are received monthly in advance and are classified as liabilities until such time as the criteria for recognizing the revenue as earned are met.

Under a time charter arrangement the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses, as well as broker’s commissions, are paid by the vessel owner, whereas the majority of voyage expenses such as bunkers, port expenses, agents’ fees and extra war risk insurance are paid by the charterer.

Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses are recognized over the period of each contract, and not at a certain point in time, in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers, to match the recognition of the respective hire revenues realized. All other voyage expenses and vessel operating costs are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the period of the time charter. Bunkers’ consumption included in voyage expenses represents mainly bunkers consumed during vessels’ unemployment and off-hire.

Financial income and costs	Financial income and costs Interest income, interest expense, other borrowing costs and realized loss/gain on derivatives are recognized on an accrual basis.
Foreign currencies

Foreign currencies

Transactions in currencies other than USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise. The exchange differences from cash are classified in Financial costs, while all other foreign exchange differences are classified in General and administrative expenses.

Deferred financing costs

Deferred financing costs

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra debt while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are classified contra debt on the drawdown dates.

Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Non-current assets held for sale

Non-current assets held for sale

Non-current assets (such as vessels) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use, where the asset is available for immediate sale in its present condition, and the sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell. An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition. Non-current assets held for sale are presented separately from the other assets in the statement of financial position and are not depreciated or amortized while they are classified as held for sale.

Tangible fixed assets: Vessels

Tangible fixed assets: Vessels

Vessels are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition.

The cost of an LNG vessel is split into two components, a “vessel component” and a “dry-docking component”. Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the value of the vessels. Residual values are based on management’s estimation of the amount that the Partnership would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

The LNG vessels are required to undergo a dry-docking overhaul every five years that cannot be performed while the vessels are operating to restore their service potential and to meet their classification requirements. The dry-docking component is estimated at the time of a vessel’s delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking, subsequent to its acquisition, based on the Partnership’s historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in the case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel’s last dry-docking).

Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock, and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of the vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as the dry-docking.

The LNG vessels are also required to undergo an underwater survey in lieu of dry-docking (“intermediate survey”) in order to meet certain classification requirements. The intermediate survey component is estimated after the first intermediate survey, which takes place between the first and the second dry-docking and is amortized over the period until the next dry-docking which is estimated to be two and a half years. The extent of the underwater inspection is to be sufficient to include all items which would normally be examined if the vessel was on dry-docking. If the intermediate survey reveals a damage or deterioration that requires further attention, the surveyor may require that the vessel be dry-docked earlier than scheduled in order to undertake a detailed survey and necessary repairs.

The expected useful lives are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)

Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

The useful lives and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from the Partnership’s vessels. The residual value is also reviewed at each financial period end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

Management estimates the residual value of its vessels to be equal to the product of their lightweight tonnage (“LWT”) and an estimated scrap rate per LWT. The estimated residual value of the vessels may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. The Partnership might revise the estimate of the residual values of the vessels in the future in response to changing market conditions.

Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

When vessels are sold, they are derecognized and any gain or loss resulting from their disposals is included in profit or loss. Gain or loss on disposal is determined by comparing proceeds from sale, net of costs attributable to such sale, with the carrying amount of the vessel sold.

Impairment of tangible fixed assets and right-of-use assets

Impairment of tangible fixed assets and right-of-use assets

All assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of an asset’s fair value less cost of disposal and “value in use”. The fair value less costs of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction less the costs of disposal, while “value in use” is the expected value of all expectations about possible estimated future cash flows, discounted to their present value. Recoverable amounts are estimated for individual assets. Each vessel is considered to be a single cash-generating unit. The fair value less costs of disposal of the vessels is estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Reimbursable capital expenditures

Reimbursable capital expenditures

Costs eligible for capitalization that are contractually reimbursable by our charterers are recognized on a gross basis in the period incurred under “Vessels”. Concurrently, an equal amount is deferred as a liability and amortized to profit or loss as income over the remaining tenure of the charter party agreement.

Leases

Leases

Lease income from operating leases of vessels where the Partnership is a lessor is recognized in the statement of profit or loss on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature under “Tangible fixed assets” or “Right-of-use assets”.

The Partnership is a lessee under vessel sale and lease–back arrangements and also leases vessel communication equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. On initial recognition, a lease is recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Partnership. The corresponding rental obligations, net of finance charges, are included in current and non-current liabilities as lease liabilities. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest rate method) and by reducing the carrying amount to reflect lease payment made. Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a) fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), initially measured using the index or rate as at the commencement date, (c) amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Partnership’s incremental borrowing rate, which is the Partnership’s current average borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value items comprise of vessel equipment with value of less or equal to $5.

Provisions

Provisions

Provisions are recognized when the Partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the Partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

Inventories

Inventories represent lubricants on board the vessel and, in the event of a vessel not being employed under a time charter, bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first-in, first-out basis, and net realizable value.

Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Partnership has become a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

●	Cash and cash equivalents

Cash represents cash on hand and deposits with banks which are repayable on demand. Cash equivalents represent short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

●	Short-term cash deposits

Short-term cash deposits represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

●	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. At each reporting date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts. Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method. Trade receivables are written off when there is no reasonable expectation of recovery. See Note 5 for further information about the Partnership’s accounting for trade receivables.

The simplified approach is applied to trade and other receivables and the Partnership recognizes lifetime expected credit losses (“ECLs”) on the trade receivables. Under the simplified approach, the loss allowance is always equal to ECLs.

●	Borrowings

Borrowings are measured at amortized cost, using the effective interest method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

●	Derivative financial instruments

Derivative financial instruments, such as interest rate swaps or forward foreign exchange contracts, are used to economically hedge the Partnership’s exposure to interest rate or foreign exchange rate risks. Derivative financial instruments are initially recognized at fair value and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in profit or loss immediately, unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Partnership and as liabilities when unfavorable to the Partnership.

Criteria for classifying a derivative instrument in a hedging relationship include: (1) the hedging instrument is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; (2) the effectiveness of the hedge can be reliably measured; (3) there is adequate documentation of the hedging relationships at the inception of the hedge; and (4) for cash flow hedges, the forecasted transaction that is the hedged item in the hedging relationship must be considered highly probable.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects the consolidated statement of profit or loss. Hedge accounting is discontinued when the Partnership terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

Segment information

Segment information

Each vessel-owning company owns or leases one LNG carrier which is operated under a time charter with similar operating and economic characteristics. Consequently, the information provided to the Chief Executive Officer (the Partnership’s chief operating decision maker) to review the Partnership’s operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Employee benefits

Employee benefits

●	Short-term employee benefits

Liabilities for wages and salaries that are expected to be settled wholly within 12 months after the end of the annual reporting period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current liabilities in the consolidated statement of financial position.

●	Long-term employee benefits

Long-term employee benefits are employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the service that gives rise to the benefit. These obligations are classified as Long-term liabilities and are measured as the present value of expected future payments to be made with any unwinding in the discount reflected in the consolidated statement of profit or loss.

●	Share-based compensation

Share-based compensation to executives and others providing similar services is measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 20.

The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Partnership’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Partnership revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

If a grant of equity instruments is cancelled or settled during the vesting period (other than a grant cancelled by forfeiture when the vesting conditions are not satisfied) (a) the Partnership shall account for the cancellation or settlement as an acceleration of vesting, and shall therefore recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period and (b) any payment made to the employee on the cancellation or settlement of the grant shall be accounted for as the repurchase of an equity interest, i.e. as a deduction from equity, except to the extent that the payment exceeds the fair value of the equity instruments granted, measured at the repurchase date. Any such excess shall be recognized as an expense.

Critical accounting judgments and key sources of estimation uncertainty

Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses recognized in the consolidated financial statements. The Partnership’s management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods which management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments

In the process of applying the Partnership’s accounting policies as of December 31, 2022, management made several critical accounting judgments in preparing its discounted cashflow analysis, that had the most significant effect on the amounts recognized in the consolidated financial statements. As of December 31, 2023, limited judgements were made in assessing internal and external factors of impairment and reversal triggers that could have impacted the amounts recognized in the consolidated financial statements.

Key sources of estimation uncertainty are as follows:

Impairment of vessels: The Partnership evaluates the carrying amounts of each of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any. The total carrying amount of the Partnership’s vessels as of December 31, 2023, was $1,470,141 (December 31, 2022: $1,672,159). Recoverable amount is the higher of fair value less costs to sell and value in use. The Partnership’s estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind.

In assessing the fair value less cost to sell of the vessel, the Partnership obtains charter-free market values for its vessels from independent and internationally recognized ship brokers on a semi-annual basis, which are also commonly used and accepted by GasLog’s lenders for determining compliance with the relevant covenants in GasLog’s credit facilities. Vessel values can be highly volatile, so the charter-free market values may not be indicative of the current or future market value of the Partnership’s vessels, or prices that could be achieved if it were to sell them.

As of December 31, 2022, a number of negative indicators such as the continuous decline of the charter-free market values of the Partnership’s steam turbine propulsion (“Steam”) vessels, as estimated by ship brokers, driven by reduced market expectations of the long-term rates at which the Partnership could expect to secure term employment for the remaining economic lives of the Steam vessels, combined with potential costs of compliance with environmental regulations applicable from 2023 onwards, continued to influence management’s strategic decisions and prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment of Steam vessels, resulting in the company performing a discounted cash flow analysis, with no impairment indicators identified with respect to the remaining owned and bareboat fleet as of December 31, 2022.

As of December 31, 2023, the Partnership concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its owned and bareboat fleet.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current year:

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023. These amendments did not have a material impact on the Partnership’s financial statements.

All other IFRS standards and amendments that became effective in the current year were not relevant to the Partnership or were not material with respect to the Partnership’s financial statements.

(b) Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Partnership were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements (as further amended in October 2022) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership’s financial statements.

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 Climate-related Disclosures. The objective of IFRS S1 and IFRS S2 is to require an entity to disclose information about its sustainability-related risks and opportunities and climate-related risks and opportunities, respectively, that is useful to users of general purpose financial reports in making decisions relating to providing resources to the entity. IFRS S1 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S2 is also applied. IFRS S2 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S1 is also applied. Management anticipates that these standards will have a disclosure impact on the Partnership’s financial statements.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material with respect to the Partnership’s financial statements.